CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING REVENUES
Sales Revenue Net	$ 10,251	$ 9,779	$ 15,032
COSTS OF REVENUES
Cost of goods and services sold	(8,889)	(7,835)	(7,584)
GROSS PROFIT	1,362	1,944	7,448
OPERATING EXPENSES
Product development and engineering expenses	(688)	(892)	(1,698)
Selling and marketing expenses	(8,655)	(6,708)	(4,815)
General and administrative expenses	(5,759)	(6,378)	(6,324)
Impairment loss on property, plant and equipment (Note 9)	(60)	(28)
Impairment loss on goodwill (Notes 6 and 9)			(17,054)
Impairment loss on intangible assets (Note 9)	(5)	(115)	(13,251)
Impairment loss on prepaid licensing and royalty fees (Notes 8 and 9)	(4,187)	(1,259)	(2,752)
Termination of proposed acquisition (Note 4)	(2,000)
Other (Note 12)	(3)	(37)	(41)
Operating Expenses	(21,357)	(15,417)	(45,935)
LOSS FROM OPERATIONS	(19,995)	(13,473)	(38,487)
NON-OPERATING INCOME (EXPENSES)
Interest income	333	682	238
Gain on sales of marketable securities (Notes 11 and 14)	19,939	8,621	1,739
Interest expense	(182)	(243)	(49)
Foreign exchange gain (loss), net	(397)	(556)	45
Equity in net earnings (losses) on equity investments- net (Note 15)	(600)	(531)	526
Impairment loss on investments (Note 9)	(1,290)
Gain on sale of equity method investments (Note 5)			1,220
Other (Note 5)	(510)	437	86
Nonoperating Income (Expense), Total	17,293	8,410	3,805
Income (loss) from continuing operations before income taxes	(2,702)	(5,063)	(34,682)
INCOME TAX (EXPENSE) BENEFIT (Note 24)	414	73	(61)
LOSS FROM CONTINUING OPERATIONS	(2,288)	(4,990)	(34,743)
LOSS FROM DISCONTINUED OPERATIONS - NET OF TAX (Note 5)			(318)
NET LOSS	(2,288)	(4,990)	(35,061)
LESS: NET LOSS (INCOME) ATTRIBUTABLE TO THE NONCONTROLLING INTERESTS	45	(165)	281
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	(2,243)	(5,155)	(34,780)
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA
Loss from continuing operations - net of tax	(2,243)	(5,155)	(34,462)
Loss from discontinued operations - net of tax			(318)
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	$ (2,243)	$ (5,155)	$ (34,780)
Basic:
Loss from continuing operations	$ (0.20)	$ (0.48)	$ (3.40)
Loss from discontinued operations			(0.03)
Net loss	(0.20)	(0.48)	(3.43)
Diluted:
Loss from continuing operations	(0.20)	(0.48)	(3.40)
Loss from discontinued operations			(0.03)
Net loss	$ (0.20)	$ (0.48)	$ (3.43)
WEIGHTED AVERAGE SHARES USED TO COMPUTE LOSS PER SHARE ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS (Note 2)
Basic	11,052	10,785	10,144
Diluted	11,052	10,785	10,144
Asian online game and service
OPERATING REVENUES
Sales Revenue Net	$ 8,545	$ 8,199	$ 14,106
COSTS OF REVENUES
Cost of goods and services sold	(7,018)	(6,010)	(6,425)
Other Revenues
OPERATING REVENUES
Sales Revenue Net	1,706	1,580	926
COSTS OF REVENUES
Cost of goods and services sold	$ (1,871)	$ (1,825)	$ (1,159)